Ivy Bond Fund
Ivy Bond Fund
Objective
To seek to provide current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 27 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 71 of the Fund’s statement of additional information (SAI) and in Appendix B — Intermediary Sales Charge Discounts and Waivers. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Bond Fund - USD ($)	Class A		Class B		Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		2.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none		none	none	none	none
Maximum Account Fee	$ 20	[2]	none		$ 20	[2]	$ 20	[2]	none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Bond Fund	Class A	Class B	Class C	Class E		Class I	Class N		Class R		Class Y
Management Fees	0.47%	0.47%	0.47%	0.47%		0.47%	0.47%		0.47%		0.47%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%		none	none		0.50%		0.25%
Other Expenses	0.26%	0.84%	0.38%	0.31%	[1]	0.20%	0.06%	[1]	0.31%	[1]	0.21%	[1]
Total Annual Fund Operating Expenses	0.98%	2.31%	1.85%	1.03%		0.67%	0.53%		1.28%		0.93%	[2]
[1]	Based on estimated amounts for the current fiscal year. The Predecessor Fund (defined below) did not offer Class E, Class N, and Class R shares and Class Y shares of the Predecessor Fund were reorganized into Class I shares.
[2]	Through January 31, 2019, Ivy Distributors, Inc. (IDI), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	669	869	1,086	1,707
Class B Shares	634	1,021	1,335	2,311
Class C Shares	188	582	1,001	2,169
Class E Shares	372	630	904	1,678
Class I Shares	68	214	373	835
Class N Shares	54	170	296	665
Class R Shares	130	406	702	1,545
Class Y Shares	95	296	515	1,143

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	669	869	1,086	1,707
Class B Shares	234	721	1,235	2,311
Class C Shares	188	582	1,001	2,169
Class E Shares	372	630	904	1,678
Class I Shares	68	214	373	835
Class N Shares	54	170	296	665
Class R Shares	130	406	702	1,545
Class Y Shares	95	296	515	1,143

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (defined below) was 88% of the average value of its portfolio.
Principal Investment Strategies
Ivy Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment grade debt securities (including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO) to be of comparable quality), which include corporate debt securities, mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other asset-backed securities. Certain of the mortgage-backed securities in which the Fund may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Fund may invest, may be backed only by the pool of assets pledged as security for the transaction. The Fund has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies of any size, in a variety of sectors and industries. The Fund may invest significantly in debt securities payable from the same sector.

In selecting debt securities for the Fund, IICO initially utilizes a top-down (assessing the market environment) viewpoint by looking at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and then conducts a bottom-up (researching individual issuers) analysis that considers yield and relative safety of a security. IICO also may look at many other factors, including the issuer’s past, present and estimated future: financial strength; cash flow; management; borrowing requirements; and responsiveness to changes in interest rates and business conditions. Additionally, IICO may consider the maturity of the obligation and the size or nature of the bond issue.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a holding if, in IICO opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
  Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage-backed or asset-backed securities, more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.
  Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities, thereby reducing the Fund’s income. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.
Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities. For non-U.S. government securities, there is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government or supported by the right of the issuer to borrow from the U.S. government.
  Non-Agency Securities Risk. The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance
The returns presented below for the Fund reflect the performance of the Waddell & Reed Advisors Bond Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The chart and table below provide some indication of the risks of investing in the Predecessor Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Predecessor Fund and also compares the Predecessor Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Predecessor Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower. The Predecessor Fund did not have Class E, Class N or Class R shares, or their equivalents. Accordingly, there is no performance history for any of these share classes as none of them had accumulated a full calendar year of performance as of the date of this prospectus. In addition, as part of the Reorganization, Class Y Shares of the Predecessor Fund were reorganized into Class I Shares of the Fund. As a result, the Fund’s Class Y Shares have no performance history.

Prior to January 31, 2012, the Predecessor Fund’s investment objective was to seek a reasonable return with emphasis on preservation of capital. Effective as of January 31, 2012, the Predecessor Fund changed its investment objective to seeking to provide current income consistent with preservation of capital.

The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.05% (the third quarter of 2009) and the lowest quarterly return was -3.47% (the second quarter of 2013). The Class A return for the year through June 30, 2017 was -5.33%
Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Ivy Bond Fund	1 Year	5 Years	10 Years
Class A	(2.08%)	0.91%	2.99%
Class A | Return After Taxes on Distributions	(3.56%)	(0.30%)	1.68%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(0.96%)	0.21%	1.79%
Class B	(1.41%)	0.58%	2.66%
Class C	3.07%	1.15%	2.66%
Class I	4.27%	2.39%	3.91%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Lipper Corporate Debt Funds A-Rated Universe Average (net of fees and expenses)	4.47%	3.19%	4.54%